INCOME TAX (Details) $ in Millions		12 Months Ended
	Jan. 01, 2018 HKD ($) item	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Income tax rate (as a percent)			25.00%	25.00%	25.00%
PRC
INCOME TAX
Income tax rate (as a percent)			25.00%
Hong Kong SAR
INCOME TAX
Income tax rate (as a percent)	16.50%		16.50%
Amount of first assessable profits earned will be taxed at half the current tax rate | $	$ 2
Tax rate for first HK$2 million of assessable profits earned	(8.25%)
Number of entities to be nominated and benefit from the progressive rates | item	1
Singapore
INCOME TAX
Income tax rate (as a percent)			17.00%
High and New Technology Enterprise | PRC
INCOME TAX
Income tax rate (as a percent)		15.00%	15.00%	15.00%